Common Stock - common stock reserved for future issuance - (Details) - shares	Jun. 30, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Jul. 07, 2020
Common Stock
Common stock options outstanding	14,633,074	12,674,486
Preferred stock, shares outstanding	0	0		0
Sale of Private Placement Warrants (in shares)	24,333,365	1,353,062			7,520,000
Total common stock reserved for future issuance	67,816,703	65,242,854
Series A-4
Common Stock
Sale of Private Placement Warrants (in shares)		1,836,429
Gelesis
Common Stock
Common stock options outstanding		4,889,820		5,034,858
Sale of Private Placement Warrants (in shares)		522,009		522,009
Total common stock reserved for future issuance		25,170,612		25,024,858
Gelesis | Restricted Stock Units R S U [Member]
Common Stock
Common stock options outstanding		5,203,174		5,034,858
Gelesis | Legacy Gelesis Redeemable Convertible Preferred Stock
Common Stock
Preferred stock, shares outstanding		18,736,936		18,446,525
Gelesis | Series A-1
Common Stock
Sale of Private Placement Warrants (in shares)				74,784
Gelesis | Series A-3
Common Stock
Sale of Private Placement Warrants (in shares)			238,189	238,189
Gelesis | Series A-4
Common Stock
Sale of Private Placement Warrants (in shares)		708,493		708,493